Gains/(Losses) On Derivative Instruments And Other Financial Items, Net (Tables)	6 Months Ended
Jun. 30, 2021
Other Income and Expenses [Abstract]
Schedule of Derivative Instruments
Gains/(losses) on derivative instruments comprise of the following:

(in thousands of $)	Six months ended June 30,
	2021	2020
Mark-to-market adjustments for interest rate swaps	16,804	(44,668)
Foreign exchange gain on terminated undesignated foreign exchange swaps	240	—
Mark-to-market adjustments for total return equity swaps	—	(5,051)
Mark-to-market adjustments for foreign exchange swaps	—	1,144
Interest expense on undesignated interest rate swaps	(562)	(1,282)
	16,482	(49,857)

Components of Other Financial Items
Other financial items, net comprise of the following:

(in thousands of $)	Six months ended June 30,
	2021	2020
Income from guarantees provided	1,326	862
Foreign exchange loss on operations	(627)	(302)
Financing arrangement fees and other costs	(147)	(464)
Others	(255)	(107)
	297	(11)